CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES	CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES

	At December 31,
	2021	2020
	(€ thousand)
Financial derivatives	11,565	38,636
Other financial assets	1,935	1,448
Current financial assets	13,500	40,084
Current financial assets and other financial liabilities mainly relate to foreign exchange derivatives.
The following table sets forth a breakdown of derivative assets and liabilities at December 31, 2021 and 2020.

	At December 31,
	2021		2020
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ thousand)
Cash flow hedges:
Foreign currency derivatives	4,437	(34,973)	37,214	(2,060)
Commodities	182	(1,162)	271	—
Interest rate caps	6,053	—	497	—
Total cash flow hedges	10,672	(36,135)	37,982	(2,060)
Other foreign currency derivatives	893	(385)	654	(80)
Total	11,565	(36,520)	38,636	(2,140)

    Foreign currency derivatives that do not meet the requirements to be recognized as cash flow hedges are presented as other foreign currency derivatives. Interest rate caps relate to derivative instruments required as part of certain securitization agreements.

    The following tables provide an analysis of outstanding derivative financial instruments by foreign currency based on their fair value and notional amounts:

	At December 31, 2021		At December 31, 2020
	Fair Value	Notional Amount	Fair Value	Notional Amount
	(€ thousand)
Currencies:
U.S. Dollar	(17,588)	1,773,022	31,474	1,363,667
Pound Sterling	(2,343)	154,353	450	118,795
Japanese Yen	116	282,482	3,533	197,170
Swiss Franc	(2,754)	76,953	535	76,282
Chinese Yuan	(1,125)	91,248	490	37,644
Other(1)	(1,261)	108,822	14	105,159
Total amount	(24,955)	2,486,880	36,496	1,898,717
______________________________
(1)    Other mainly includes the Australian Dollar, the Hong Kong Dollar and the Canadian Dollar.
    At December 31, 2021 and 2020, substantially all derivative financial instruments had a maturity of twelve months or less.
    Cash flow hedges
    The effects recognized in the consolidated income statement mainly relate to currency risk management and in particular the exposure to fluctuations in the Euro/U.S. Dollar exchange rate for sales in U.S. Dollars.
    The policy of the Group for managing foreign currency risk normally requires hedging of a portion of projected future cash flows from trading activities and orders acquired (or contracts in progress) in foreign currencies that will occur within the following 12 months. Derivatives relating to foreign currency risk management are treated as cash flow hedges where the derivative qualifies for hedge accounting. The amounts recorded in the cash flow hedge reserve within other comprehensive income will be recognized in the consolidated income statement according to the timing of the flows of the underlying transactions. Management believes that substantially all of the hedging effects arising from these derivative contracts and recorded in the cash flow hedge reserve will be recognized in the consolidated income statement within the following 12 months from the reporting date.
    The Group reclassified gains and losses, net of the related tax effects, from other comprehensive income/(loss) to the consolidated income statement as follows:

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Net revenues/(costs)	7,275	19,557	(22,055)
Income tax (expense)/benefit	(2,030)	(5,456)	6,153
Total recognized in the consolidated income statement	5,245	14,101	(15,902)
The ineffectiveness of cash flow hedges was not material for the years 2021, 2020 and 2019.